Borrowings	12 Months Ended
Dec. 29, 2013
Borrowings [Abstract]
Borrowings
Borrowings
The components of long-term debt are as follows:

(Dollars in Millions)	2013		Effective Rate %		2012		Effective Rate %
0.70% Notes due 2013	$—		—%		500		0.75
3.80% Debentures due 2013	—		—		500		3.82
3 month LIBOR+0% FRN due 2013	—		—		500		0.31
3 month LIBOR+0.09% FRN due 2014	750		0.33		750		0.40
1.20% Notes due 2014	999		1.24		999		1.24
2.15% Notes due 2016	898		2.22		898		2.22
3 month LIBOR+0.07% FRN due 2016	800		0.31		—		—
0.70% Notes due 2016	397		0.74		—		—
5.55% Debentures due 2017	1,000		5.55		1,000		5.55
5.15% Debentures due 2018	898		5.15		898		5.15
1.65% Notes due 2018	589		1.70		—		—
4.75% Notes due 2019 (1B Euro 1.3683) (2)/ (1B Euro 1.3275) (3)	1,363	(2)	5.83		1,321	(3)	5.83
3% Zero Coupon Convertible Subordinated Debentures due 2020	179		3.00		205		3.00
2.95% Debentures due 2020	542		3.15		542		3.15
3.55% Notes due 2021	446		3.67		446		3.67
6.73% Debentures due 2023	250		6.73		250		6.73
3.375% Notes due 2023	550		3.38		—		—
5.50% Notes due 2024 (500MM GBP 1.6414)(2)/(500MM GBP 1.6169) (3)	816	(2)	6.75		803	(3)	6.75
6.95% Notes due 2029	296		7.14		296		7.14
4.95% Debentures due 2033	500		4.95		500		4.95
4.375% Notes due 2033	646		4.42		—		—
5.95% Notes due 2037	995		5.99		995		5.99
5.85% Debentures due 2038	700		5.86		700		5.86
4.50% Debentures due 2040	539		4.63		539		4.63
4.85% Notes due 2041	298		4.89		298		4.89
4.50% Notes due 2043	499		4.52		—		—
Other	147		—		61		—
	15,097	(4)	4.00	(1)	13,001	(4)	4.14	(1)
Less current portion	1,769				1,512
	$13,328				11,489

(1)	Weighted average effective rate.

(2)	Translation rate at December 29, 2013.

(3)	Translation rate at December 30, 2012.

(4)	The excess of the fair value over the carrying value of debt was $1.4 billion in 2013 and $2.2 billion in 2012.

Fair value of the non-current debt was estimated using market prices, which were corroborated by quoted broker prices and significant other observable inputs.
The Company has access to substantial sources of funds at numerous banks worldwide. In September 2013, the Company secured a new 364-day Credit Facility. Total credit available to the Company approximates $10 billion, which expires on September 18, 2014. Interest charged on borrowings under the credit line agreements is based on either bids provided by banks, the prime rate or London Interbank Offered Rates (LIBOR), plus applicable margins. Commitment fees under the agreements are not material.
Throughout 2013, the Company continued to have access to liquidity through the commercial paper market. Short-term borrowings and the current portion of long-term debt amounted to approximately $4.9 billion at the end of 2013, of which $2.5 billion was borrowed under the Commercial Paper Program. The remainder principally represents local borrowing by international subsidiaries.
The Company has a shelf registration with the U.S. Securities and Exchange Commission that enables the Company to issue debt securities and warrants to purchase debt securities on a timely basis. The Company issued bonds in December 2013 for a total of $3.5 billion for general corporate purposes.

Aggregate maturities of long-term obligations commencing in 2014 are:

(Dollars in Millions)
2014	2015	2016	2017	2018	After 2018
$1,769	76	2,096	1,007	1,526	8,623